Issued capital - Ordinary shares (Details) $ in Thousands	6 Months Ended
Dec. 31, 2023 USD ($) shares
Equity:
Issuance of shares to employees	$ 638
Conversion of debt to equity	204,209
Shares issued to acquire NETC	67,799
Shares issued as settlement of transaction expenses	2,057
Transaction costs accounted for as a deduction from equity	$ (1,536)
Issued Capital
Number of shares
Issuance of shares to employees | shares	2,301,433
Conversion of debt to equity | shares	15,956,925
Shares issued to acquire NETC | shares	5,654,616
PIPE funding | shares	1,715,686
Shares issued as settlement of transaction expenses | shares	171,569
Movement in Issued capital | shares	25,800,229
Equity:
Issuance of shares to employees	$ 638
Conversion of debt to equity	208,800
Shares issued to acquire NETC	67,799
PIPE funding	17,506
Shares issued as settlement of transaction expenses	2,057
Transaction costs accounted for as a deduction from equity	(1,536)
Movement in Issued capital	$ 295,264